BROKERAGE COMMISSION AND HANDLING CHARGE INCOME	12 Months Ended
Dec. 31, 2021
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME

19.    BROKERAGE COMMISSION AND HANDLING CHARGE INCOME

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)
Brokerage commission income	352,625	1,531,048	3,147,610
Handling charge income	158,740	459,090	765,417
Total	511,365	1,990,138	3,913,027